Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,049	$ 1,407
Accrued payables	714	576
Contingent consideration	6,588	10,294
Total non-derivatives	$ 8,351	$ 12,227
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
Accrued payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
Contingent consideration [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average interest rate	0.00%	0.00%
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,049	$ 1,407
Accrued payables	714	576
Contingent consideration		4,250
Total non-derivatives	1,763	6,233
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	5,194	4,650
Total non-derivatives	5,194	4,650
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	1,394	1,394
Total non-derivatives	$ 1,394	$ 1,394